Average Annual Total Returns - ProShares K-1 Free Crude Oil Strategy ETF	None OneYear	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions SinceInception	None After Taxes on Distributions InceptionDate	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares SinceInception	None After Taxes on Distributions and Sales of Shares InceptionDate	Bloomberg WTI Crude Oil Subindex OneYear		Bloomberg WTI Crude Oil Subindex SinceInception		Bloomberg WTI Crude Oil Subindex InceptionDate
Total	31.60%	5.52%		31.08%	4.49%		18.69%	3.78%		34.44%	[1]	7.47%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index. "Since Inception" returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.